TAXATION (Tables)	12 Months Ended
Dec. 31, 2022
TAXATION [Abstract]
Income Tax Expense
Income tax expense comprises:

	Year ended December 31,
	2020 $	2021 $	2022 $

Current income tax	117,649	289,998	272,070
Deferred tax	(27,451)	(975)	(140,553)
Withholding tax expense	51,442	43,842	36,878
	141,640	332,865	168,395

Reconciliation of Income Tax at Statutory Corporate Income Tax Rate
The reconciliation of tax computed by applying the tax rate of 17% which is also the statutory corporate income tax rate for its Singapore’s corporate office for the years ended December 31, 2020, 2021 and 2022 is as follows:

	Year ended December 31,
	2020 $	2021 $	2022 $

Loss before income tax and share of results of equity investees	(1,483,238)	(1,715,184)	(1,500,533)

Tax expense computed at tax rate of 17%	(252,150)	(291,581)	(255,091)
Changes in valuation allowance	403,329	828,141	389,129
Non-deductible expenses	9,554	19,569	28,397
Effect of concessionary tax rate and tax reliefs	(82,951)	(183,962)	(117,558)
Withholding tax expense	51,442	43,842	36,878
Foreign earnings at different tax rates	15,103	(82,388)	85,204
Others	(2,687)	(756)	1,436
	141,640	332,865	168,395

Significant Components of Deferred Taxes
The significant components of deferred taxes are as follows:

	As of December 31,
	2021 $	2022 $
Deferred tax assets
Property and equipment	3,290	11,039
Deferred revenue	145,003	93,163
Unutilized tax losses and unused capital allowances	1,690,773	2,049,196
Provision and accrued expenses	28,807	58,650
Allowance for credit losses	13,012	41,002
Others	7,811	19,844
Valuation allowance	(1,768,957)	(2,013,288)
Total deferred tax assets	119,739	259,606

Deferred tax liabilities
Property and equipment	(6,949)	(14,456)
Intangible assets	(1,174)	(1,292)
Deferred channel costs	(13,783)	(7,111)
Others	(1,070)	(1,488)
Total deferred tax liabilities	(22,976)	(24,347)
Net deferred tax assets	96,763	235,259